Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Mineral Stream Interests [line items]
Ending balance	$ 5,861,139	$ 5,785,795	$ 5,861,139	$ 5,785,795
Depletion	61,404	62,494	129,785	119,759
Impairment loss	165,912		165,912
Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Impairment loss	165,912		165,912
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,656,056
Ending balance	3,573,916	3,497,813	3,573,916	3,497,813	$ 3,656,056
Depletion	37,856	35,780	82,136	65,013
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			366,463
Ending balance	356,328		356,328		366,463
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			2,706,060
Ending balance	2,651,697		2,651,697		2,706,060
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			117,547
Ending balance	113,964		113,964		117,547
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			208,195
Ending balance	201,448		201,448		208,195
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			236,432
Ending balance	233,233		233,233		236,432
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			21,359
Ending balance	17,246		17,246		21,359
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			4,681,816	4,222,030	4,222,030
Additions			(4)		459,786
Ending balance	4,681,812		4,681,812		4,681,816
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			623,864	623,864	623,864
Ending balance	623,864		623,864		623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,059,876	3,059,876	3,059,876
Ending balance	3,059,876		3,059,876		3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			136,058	136,058	136,058
Ending balance	136,058		136,058		136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			220,429
Additions					220,429
Ending balance	220,429		220,429		220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			239,357
Additions			(4)		239,357
Ending balance	239,353		239,353		239,357
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			402,232	402,232	402,232
Ending balance	402,232		402,232		402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,025,760)	(879,441)	(879,441)
Ending balance	(1,107,896)		(1,107,896)		(1,025,760)
Depletion			(82,136)		(146,319)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(257,401)	(243,876)	(243,876)
Ending balance	(267,536)		(267,536)		(257,401)
Depletion			(10,135)		(13,525)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(353,816)	(251,144)	(251,144)
Ending balance	(408,179)		(408,179)		(353,816)
Depletion			(54,363)		(102,672)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(18,511)	(14,007)	(14,007)
Ending balance	(22,094)		(22,094)		(18,511)
Depletion			(3,583)		(4,504)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(12,234)
Ending balance	(18,981)		(18,981)		(12,234)
Depletion			(6,747)		(12,234)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(2,925)
Ending balance	(6,120)		(6,120)		(2,925)
Depletion			(3,195)		(2,925)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(380,873)	(370,414)	(370,414)
Ending balance	(384,986)		(384,986)		(380,873)
Depletion			(4,113)		(10,459)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			1,847,668
Ending balance	1,804,941	1,894,655	1,804,941	1,894,655	1,847,668
Depletion	21,070	26,714	42,733	54,746
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			388,722
Ending balance	382,363		382,363		388,722
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			710,077
Ending balance	688,767		688,767		710,077
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			246,231
Ending balance	237,136		237,136		246,231
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			502,638
Ending balance	496,675		496,675		502,638
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,010,956	3,201,085	3,201,085
Additions			6		202
Ending balance	3,010,962		3,010,962		3,010,956
Disposal					(190,331)
Silver interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance				190,331	190,331
Disposal					(190,331)
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			524,626	524,626	524,626
Ending balance	524,626		524,626		524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			900,343	900,343	900,343
Ending balance	900,343		900,343		900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			302,948	302,948	302,948
Ending balance	302,948		302,948		302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			1,283,039	1,282,837	1,282,837
Additions			6		202
Ending balance	1,283,045		1,283,045		1,283,039
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,163,288)	(1,120,397)	(1,120,397)
Ending balance	(1,206,021)		(1,206,021)		(1,163,288)
Depletion			(42,733)		(101,935)
Disposal					59,044
Silver interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance				(55,469)	(55,469)
Depletion					(3,575)
Disposal					59,044
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(135,904)	(121,376)	(121,376)
Ending balance	(142,263)		(142,263)		(135,904)
Depletion			(6,359)		(14,528)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(190,266)	(142,705)	(142,705)
Ending balance	(211,576)		(211,576)		(190,266)
Depletion			(21,310)		(47,561)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(56,717)	(41,145)	(41,145)
Ending balance	(65,812)		(65,812)		(56,717)
Depletion			(9,095)		(15,572)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(780,401)	(759,702)	(759,702)
Ending balance	(786,370)		(786,370)		(780,401)
Depletion			(5,969)		(20,699)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	254,772		254,772
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			259,693
Ending balance	254,772		254,772		259,693
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			263,726
Additions			(5)		263,726
Ending balance	263,721		263,721		263,726
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(4,033)
Ending balance	(8,949)		(8,949)		(4,033)
Depletion			(4,916)		(4,033)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	227,510	393,327	227,510	393,327
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			393,422
Ending balance	227,510		227,510		393,422
Cobalt Interests [member] | Cost [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			393,422
Additions					393,422
Ending balance	393,422		393,422		393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(165,912)		(165,912)
Impairment loss			(165,912)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			6,156,839
Ending balance	5,861,139		5,861,139		6,156,839
Depletion	61,404	$ 62,494	129,785	119,759
Impairment loss	165,912		165,912
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			8,349,920	7,423,115	7,423,115
Additions			(3)		1,117,136
Ending balance	8,349,917		8,349,917		8,349,920
Disposal					(190,331)
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(2,193,081)	$ (1,999,838)	(1,999,838)
Ending balance	$ (2,488,778)		(2,488,778)		(2,193,081)
Depletion			(129,785)		(252,287)
Impairment loss			$ (165,912)
Disposal					$ 59,044